32. Operating Costs and Expenses (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	R$ 572,227	R$ 521,515	R$ 550,493
Maintenance of electrical system
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	144,211	135,265	160,720
Communication, processing and transmission of data
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	115,397	94,230	61,317
Maintenance of facilities
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	91,872	95,176	90,451
Meter reading and bill delivery
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	43,968	49,647	49,462
Consumer service
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	34,502	29,789	21,000
Consulting and audit
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	41,615	21,589	41,396
Other services
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	R$ 100,662	R$ 95,819	R$ 126,147